CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 1,921	$ 43,230	$ 200,974
COST OF GOODS SOLD	1,826	41,213	185,045
GROSS PROFIT	95	2,017	15,929
OPERATING EXPENSES:
Selling expenses	131	297	1,073
General and administrative expenses	1,498	3,069	3,802
Total operating expenses	1,629	3,366	4,875
(LOSS) INCOME FROM OPERATIONS	(1,534)	(1,349)	11,054
OTHER INCOME (EXPENSES):
Interest income	220	338	12
Interest expense	(57)	(304)	(260)
Other income (expense), net	(8)	319	192
Loss on change in fair value of convertible notes	(1,041)
Gain (Loss) on Derivative Instruments, Net, Pretax	2	19	3
Total other income (expenses), net	(884)	372	(59)
(LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES	(2,418)	(977)	10,995
PROVISION FOR INCOME TAXES		1,311	2,551
NET (LOSS) INCOME	(2,418)	(2,288)	8,444
OTHER COMPREHENSIVE INCOME:
Foreign currency translation adjustment	(5,258)	(36)	805
Realization of foreign currency translation gain relating to disposal of a subsidiary		(805)
COMPREHENSIVE (LOSS) INCOME	$ (7,676)	$ (3,129)	$ 9,249
(LOSS) INCOME PER SHARE:
Basic	$ (0.55)	$ (0.53)	$ 1.96
Diluted	$ (0.55)	$ (0.53)	$ 1.96
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	4,400,298	4,351,517	4,298,297
Diluted	4,400,298	4,351,517	4,298,297